united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street
Suite 645
Chicago, IL	60654
(Address of principal executive offices)	(Zip code)

Patrick W. Galley
325 North LaSalle Street
Suite 645

Chicago, IL 60654

 (Name and address of agent for service)

Registrant's telephone number, including area code:	312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	03/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

RiverNorth Core Opportunity Fund

March 31, 2009

RIVERNORTH CORE OPPORTUNITY FUND

PORTFOLIO ASSET ALLOCATION
MARCH 31, 2009 (UNAUDITED)

Portfolio asset allocations are approximations made by the Adviser based on each holding’s average exposure. Portfolio asset allocations are as of March 31, 2009 and are subject to change. Allocations are presented as a percentage of total investments and include the effects of a total return swap with ReFlow, LLC.

RIVERNORTH CORE OPPORTUNITY FUND

PORTFOLIO ASSET ALLOCATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

Portfolio asset allocations are approximations made by the Adviser based on each holding’s average exposure. Portfolio asset allocations are as of March 31, 2009 and are subject to change. Allocations are presented as a percentage of total investments and include the effects of a total return swap with ReFlow, LLC.

RIVERNORTH CORE OPPORTUNITY FUND

EXPENSE ILLUSTRATION
MARCH 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the RiverNorth Core Opportunity Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2008 and held for the entire six month period ended March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period* October 1, 2008 to March 31, 2009

Actual	$1,000.00	$ 890.94	$7.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.94

______
*Expenses are equal to the Fund’s annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS - 65.78%
122,703	ACM Managed Dollar Income Fund	$ 598,791
302,421	Alpine Global Premier Properties Fund	889,118
70,868	ASA Ltd.	3,787,824
563,588	Boulder Growth & Income Fund, Inc.	2,231,808
148,429	Calamos Convertible and High Income Fund	1,209,696
499,263	Calamos Global Dynamic Income Fund	2,720,983
105,229	Calamos Global Total Return Fund	957,584
339,049	Calamos Strategic Total Return Fund	1,929,189
63,960	Central Europe and Russia Fund, Inc. / The	977,948
103,361	China Fund, Inc.	1,613,465
336,180	Clough Global Equity Fund	3,284,479
1,026,770	Clough Global Opportunities Fund	9,446,284
60,243	Cohen & Steers Closed-End Opportunity Fund, Inc.	497,005
344,536	Cohen & Steers Global Income Builder, Inc.	2,115,451
194,991	Cohen & Steers Premium Income Realty Fund, Inc.	366,583
91,511	Defined Strategy Fund, Inc.	704,635
85,308	Diamond Hill Financial Trends Fund, Inc.	386,454
482,246	Dreman/Claymore Dividend & Income Fund	699,257
736,553	Dreyfus High Yield Strategies Fund	1,804,555
782,453	DWS Dreman Value Income Edge Fund	2,660,340
275,299	DWS Global Commodities Stock Fund, Inc.	1,569,204
315,280	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,711,408
25,209	Evergreen Utilities and High Income Fund	236,965
611,507	First Trust/Four Corners Senior Floating Rate Income Fund II	4,922,631
52,713	Gabelli Dividend & Income Trust	440,154
322,884	Gabelli Global Deal Fund	4,000,533
34,656	Global Income & Currency Fund	463,697
381,071	Helios Total Return Fund, Inc.	1,707,198
698,280	Highland Credit Strategies Fund	3,240,019
77,777	ING Clarion Global Real Estate Income Fund	246,553
120,161	Insured Municipal Income Fund	1,366,231
301,678	John Hancock Patriot Premium Dividend Fund II	1,906,605
723,808	Liberty All-Star Equity Fund	2,113,519
844,099	LMP Capital and Income Fund, Inc.	5,900,252
180,425	Macquarie Global Infrastructure Total Return Fund, Inc.	1,695,995
60,640	Morgan Stanley China A Share Fund	1,796,763
289,938	Neuberger Berman High Yield Strategies Fund	1,997,673
111,623	New America High Income Fund, Inc.	563,696
431,867	NFJ Dividend, Interest & Premium Strategy Fund	4,318,670
178,647	Nicholas-Applegate Convertible & Income Fund	825,349
1,127,066	Nicholas-Applegate Convertible & Income Fund II	4,677,324
391,474	Nuveen Floating Rate Income Opportunity Fund	2,063,068
74,508	Nuveen Global Value Opportunities Fund	795,008
392,107	Nuveen Multi-Strategy Income and Growth Fund	1,423,348

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2009 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS - 65.78% - continued
552,360	Nuveen Multi-Strategy Income and Growth Fund 2	$ 2,110,015
86,903	Nuveen Tax-Advantage Dividend Growth Fund	603,107
159,913	Pioneer Floating Rate Trust	1,168,964
256,552	Royce Value Trust, Inc.	1,811,257
332,437	SunAmerica Focused Alpha Growth Fund, Inc.	2,962,014
1,134,656	TCW Strategic Income Fund, Inc.	3,891,870
36,331	Templeton Dragon Fund, Inc.	646,328
177,986	Templeton Emerging Markets Income Fund	1,628,572
877,223	Van Kampen Dynamic Credit Opportunities Fund	5,824,761
537,843	Van Kampen Senior Income Trust	1,280,066
75,658	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	811,810

TOTAL FOR CLOSED-END FUNDS (Cost $127,707,248)		112,602,076

MUTUAL FUNDS - 8.77%
509,375	Calamos Convertible Fund - Class A	7,528,557
1,046,083	Eaton Vance Floating-Rate Advantage Fund	7,479,496

TOTAL FOR MUTUAL FUNDS (Cost $14,368,605)		15,008,053

EXCHANGE-TRADED FUNDS - 14.40%
199,839	iShares MSCI Emerging Markets Index	4,958,006
88,409	iShares Russell 1000 Growth Index Fund	3,101,388
48,000	iShares Russell 2000 Index Fund	2,018,400
228,691	PowerShares Financial Preferred Portfolio	2,164,469
97,868	PowerShares FTSE RAFI US 1000 Portfolio	2,857,746
91,900	PowerShares Listed Private Equity Portfolio	499,017
55,945	Proshares UltraShort 20+ Year Treasury	2,441,440
62,500	Rydex Russell Top 50 ETF	3,900,000
34,000	SPDR Trust Series 1	2,703,680

TOTAL FOR EXCHANGE-TRADED FUNDS (Cost $26,331,901)		24,644,146

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.40%
12,100	Affiliated Managers Group, Inc. (a)	504,691
11,736	Legg Mason, Inc.	186,602

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $1,272,031)		691,293

PREFERRED STOCKS - 1.23%
40,000	Gabelli Global Deal Fund - Series A, 8.500%	2,108,000

TOTAL FOR PREFERRED STOCKS (Cost $2,000,000)		2,108,000

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2009 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

SHORT-TERM INVESTMENTS - 9.01%
15,430,090	Fidelity Institutional Money Market Portfolio - Class I, 1.02% (b)	$ 15,430,090

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $15,430,090)		15,430,090

TOTAL INVESTMENTS (Cost $187,109,875) - 99.59%		$ 170,483,658

OTHER ASSETS LESS LIABILITIES - 0.41%		701,195

NET ASSETS - 100.00%		$ 171,184,853

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

TOTAL RETURN SWAPS
MARCH 31, 2009 (UNAUDITED)
Unrealized
	Notional	Termination	Appreciation
	Amount	Date	(Depreciation)

ReFlow Fund, LLC*	$ 7,000,000	8/27/2010	$ -

*See Note 6 in the Notes to the Financial Statements for additional information.

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009 (UNAUDITED)

Assets
Investment in securities:
At cost	$ 187,109,875
At value	$ 170,483,658

Receivable for fund investments sold	1,163,150
Receivable for fund shares sold	140,266
Dividends receivable	380,541
Interest receivable	16,586
Prepaid expenses	27,124
Receivable for open swap agreement	655,066
Total assets	172,866,391

Liabilities
Payable for fund investments purchased	1,009,932
Payable for fund shares purchased	441,313
Payable to Adviser	143,910
Payable to trustees and officers	6,187
Accrued 12b-1 fees	35,879
Other accrued expenses	44,317
Total liabilities	1,681,538

Net Assets	$ 171,184,853

Net Assets consist of:
Paid in capital	$ 213,075,813
Accumulated undistributed net investment income (loss)	2,269,290
Accumulated net realized gain (loss) from investment transactions	(27,534,033)
Net unrealized appreciation (depreciation) on investments	(16,626,217)

Net Assets	$ 171,184,853

Shares outstanding (unlimited number of shares authorized)	22,743,030

Net Asset Value Per Share and Offering Price	$ 7.53

Minimum Redemption Price Per Share (a)	$ 7.38

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

Investment Income
Dividend income	$ 7,996,696
Interest income	216,825
Total Income	8,213,521

Expenses
Investment adviser fee (a)	876,085
12b-1 fees (a)	219,026
Administration expenses	56,483
Transfer agent expenses	47,006
Custodian expenses	41,111
Fund accounting expenses	33,302
Legal expenses	27,200
Report printing expenses	24,863
Registration expenses	22,277
24f-2 expenses	11,917
Audit expenses	7,479
CCO expenses	5,651
Pricing expenses	3,873
Insurance expense	3,467
Miscellaneous expenses	2,022
Trustee expenses	1,608
Total Expenses	1,383,370

Net investment income	6,830,151

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(25,498,992)
Net realized gain distributions from investment company shares	1,008,968
Net realized gain from total return swaps	1,658,858
Change in unrealized appreciation (depreciation)
on investment securities	1,201,516
Net realized and unrealized gain (loss) on investment securities	(21,629,650)
Net increase (decrease) in net assets resulting from operations	$(14,799,499)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months
	ended	Fiscal Year
	March 31, 2009	ended
	(Unaudited)	September 30, 2008
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$ 6,830,151	$1,675,281
Net realized gain (loss) on investment securities	(25,498,992)	(4,189,550)
Net realized gain (loss) distributions from investment company shares	1,008,968	311,679
Net realized gain (loss) from total return swaps	1,658,858	(725,309)
Change in unrealized appreciation (depreciation)
on investment securities	1,201,516	(18,491,830)
Net increase (decrease) in net assets resulting from operations	(14,799,499)	(21,419,729)

Distributions to shareholders:
From net investment income	(5,838,783)	(540,869)
From net capital gain	(15,501)	(290,112)
Total distributions	(5,854,284)	(830,981)

Capital Share Transactions:
Proceeds from shares sold	123,425,184	144,555,567
Reinvestment of distributions	5,836,736	830,981
Proceeds from redemption fees (a)	46,752	30,448
Amount paid for shares redeemed	(70,799,647)	(8,584,796)
Net increase (decrease) in net assets resulting
from capital share transactions	58,509,025	136,832,200

Net Increase (Decrease) in Net Assets	37,855,242	114,581,490

Net Assets
Beginning of period	133,329,611	18,748,121

End of period	$171,184,853	$ 133,329,611

Accumulated undistributed net investment income
included in net assets at end of period	$2,269,290	$402,066

Capital Share Transactions
Shares sold	16,876,487	14,318,853
Shares issued in reinvestment of distributions	817,470	78,841
Shares redeemed	(10,247,155)	(847,096)

Net increase (decrease) from capital share transactions	7,446,802	13,550,598

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

	Six months
	ended		Fiscal Year		Period
	March 31, 2009		ended		ended
	(Unaudited)		September 30, 2008		September 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of year	$8.72		$ 10.74		$10.00

Income (loss) from investment operations:
Net investment income	0.24		0.42	(b)	0.11	(b)
Net realized and unrealized gains (losses)	(1.20)		(2.10)		0.63
Total income from investment operations	(0.96)		(1.68)		0.74

Less distributions:
From net investment income	(0.23)		(0.23)		-
From capital gain	-	(c)	(0.12)		-
Total distributions	(0.23)		(0.35)		-

Paid in capital from redemption fees	-	(d)	0.01

Net asset value, end of year	$ 7.53		$ 8.72		$10.74

Total Return (e)	-10.91%	(f)	-16.08%		7.40%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 171,185		$ 133,330		$ 18,748

Ratio of expenses to average net assets (g)	1.58%	(h)	1.65%		1.95%	(h)
Ratio of expenses to average net assets
before reimbursement (g)	1.58%	(h)	1.59%		2.21%	(h)
Ratio of net investment income to
average net assets (g)	7.80%	(h)	4.15%		1.45%	(h)
Ratio of net investment income to
average net assets before reimbursement (g)	7.80%	(h)	4.21%		1.19%	(h)
Portfolio turnover rate	175.35%		304.39%		78.84%

(a) For the period December 27, 2006 (Commencement of Operations) to September 30, 2007.
(b) Net investment income per share is based on average shares outstanding during the period.
(c) Capital gain distribution resulted in less than $0.005 per share for the period.
(d) Redemption fees resulted in less than $0.005 per share for the period.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h) Annualized.

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2009 (UNAUDITED)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is RiverNorth Capital Management, Inc. (the “Adviser”).
The investment objective of the Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.
Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - continued

SECURITY TRANSACTIONS AND RELATED INCOME: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SWAPS: The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.
The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to the open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities.

OTHER: The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund has held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2009, there were redemption fees of $46,752.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision or excise tax provision is required.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - continued

In accordance with Financial Accounting Standard Board Interpretation No. 48 (“FIN 48”), as of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2007.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

FAIR VALUE MEASUREMENTS: In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Adviser has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Security Valuations section in this Note.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - continued

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 170,483,658	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 170,483,658	$ -

*Other financial instruments are derivative instruments not reflected in the portfolio as investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended March 31, 2009, the Adviser earned investment advisory fees of $876,085.

The Adviser has contractually agreed to defer the collection of fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) to 1.60% of the average daily net assets of the Fund through January 31, 2010. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. For the six months ended March 31, 2009, there were no fee deferrals or reimbursements by the Adviser. At March 31, 2009, the Fund owed the Adviser $143,910 for advisory services.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Fund to pay the Adviser for distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. During the six months ended March 31, 2009, the Fund accrued 12b-1 expenses of $219,026, of which $35,879 was unpaid at March 31, 2009.

Unified Financial Securities, Inc., (the “Distributor”) acts as the sole distributor of the Fund. There were no payments to the Distributor by the Fund during the six months ended March 31, 2009.

4. INVESTMENTS TRANSACTIONS

For the six months ended March 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$ -
Other	343,157,074
Sales
U.S. Government Obligations	$ -
Other	278,550,173

At March 31, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 4,543,054
Gross (Depreciation)	(21,169,271)
Net (Depreciation)
on Investments	$ (16,626,217)

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was $187,109,875.

5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, National Financial Services, for the benefit of its customers, owned 76.14% of the RiverNorth Core Opportunity Fund.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

6. SWAP CONTRACTS

At March 31, 2009, the Fund had the following open total return swap contract.

	Termination Date	Notional Amount	Unrealized Gain(Loss)
Agreement with ReFlow Fund, LLC dated August 27, 2008 to receive total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%.	08/27/2010	$7,000,000	$ -

The swap is settled and reset monthly.

7. DISTRIBUTIONS TO SHAREHOLDERS

Distributions of $0.23062, $0.12004 and $0.0036 were paid from net investment income, short-term capital gains and long-term capital gains respectively which amounted to $830,981 during the period ended September 30, 2008.

The tax character of distributions paid during the fiscal year ended September 30, 2008 and the period ended September 30, 2007 was as follows:

	2008	2007

Ordinary income	$ 540,869	$ -
Short-term capital gain	281,528	-
Long-term capital gain	8,584	-

	$ 830,981	-

On December 29, 2008, the Fund paid an income distribution of $0.2260 per share or $5,838,783 and a short-term capital gain distribution of $0.0006 per share or $15,501 to shareholders of record on December 26, 2008.

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,312,039
Undistributed long-term capital gain	-
Unrealized depreciation	(22,549,215)
$ (21,237,176)

ADDITIONAL INFORMATION
MARCH 31, 2009 (UNAUDITED)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov .

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 26, 2007. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov , or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-848-7569.

RiverNorth Funds
RiverNorth Core Opportunity Fund

Board of Trustees
Patrick W. Galley, CFA, Chairman
Kevin M. Hinton
James G. Kelley
Dennis F. Magulick

Investment Adviser
RiverNorth Capital Management, Inc.

Transfer Agent, Administrator and Dividend Disbursing Agent
Unified Fund Services, Inc.

Custodian
Huntington National Bank

Legal Counsel
Thompson Hine LLP

Independent Registered Public Accounting Firm
Cohen Fund Audit Servies, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds.
This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert.NOT APPLICABLE – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.NOT APPLICABLE - disclosed with annual report.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only.

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not Applicable – filed with annual report.

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)     Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant RiverNorth Funds

By
* /s/ Patrick W. Galley

Patrick W. Galley, President

Date: 06/09/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Patrick W. Galley

Patrick W. Galley, President

Date: 06/09/2009

By

___/s/ Jonathan M. Mohrhardt

Jonathan M. Mohrhardt, Treasurer

Date: 06/09/2009